Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Capital contributions payment due more than 5 years	$ 0	[1]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	80
Operating Leases, Future Minimum Payments, Due in Two Years	0
Operating Leases, Future Minimum Payments, Due in Three Years	0
Operating Leases, Future Minimum Payments, Due in Four Years	0
Operating Leases, Future Minimum Payments, Due in Five Years	0
Operating Leases, Future Minimum Payments, Due Thereafter	0
Operating Leases, Future Minimum Payments Due	80
Capital contributions payment due in less than 1 year	0	[1]
Other Commitment, Due in Second Year	0	[1]
Other Commitment, Due in Third Year	0	[1]
Other Commitment, Due in Fourth Year	0	[1]
Other Commitment, Due in Fifth Year	0	[1]
Capital contributions payments, total	0	[1]
Total contractual obligations due in less than 1 year	80
Total contractual obligations due in Second Year	0
Total contractual obligations due in Third year	0
Total contractual obligations due in Fourth	0
Total contractual obligations due in Fifth Year	0
Total contractual obligations Thereafter due	0
Total contractual obligations due	$ 80

[1]	The registered capital of SGOCO Shenzhen is $5,000. As of December 31, 2016, SGOCO International had not injected capital to SGOCO Shenzhen. Initially, SGOCO International was required to pay $1,000 and the remaining $4,000 within 3 months and within one year, respectively, of the date of issuance of the subsidiary’s business license according to PRC registration capital management rules. According to the revised PRC company law which became effective on March 1, 2014, it has abolished the time requirement of the registered capital contributions. SGOCO International has its own discretion to consider the timing of the registered capital contributions. SGOCO International is in the process of amending the charter to adopt the requirement of the revised PRC company law.